Loans and Borrowings (Tables)	6 Months Ended
Jun. 30, 2022
Loans and Borrowings [Abstract]
Schedule of loans and borrowings
	At June 30 2022 £’000	At December 31 2021 £’000
Current
Bank loans	166	635
Stocking loans	196,101	169,170
Subscription facilities	25,479	10,188
Mortgages	—	547
	221,746	180,540
Non-current
Bank loans	—	815
Stocking loans	13,319	8,809
Subscription facilities	49,495	56,987
Mortgages	—	1,502
	62,814	68,113
Total loans and borrowings	284,560	248,653